Commitments and Contingencies (Details) $ in Thousands	Jan. 08, 2015 USD ($) Well	Dec. 31, 2020 USD ($)
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		$ 47,440
Subsidiaries [Member] | NW Sitra [member]
Disclosure Of Commitments And Contingencies [Line Items]
Number of wells in a work commitment made by entity | Well	1
Exploration period in a work commitment	4 years
Commitments made by entity lease period	20 years
Commitment made by entity guarantee amount	$ 1,000
Not later than one year [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		38,846
1-3 years [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		8,594
Accounts payable and accrued liabilities [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		21,667
Accounts payable and accrued liabilities [member] | Not later than one year [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		21,667
Long-term borrowings [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		21,567
Long-term borrowings [member] | Not later than one year [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		15,000
Long-term borrowings [member] | 1-3 years [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		6,567
Lease obligations [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		2,243
Lease obligations [member] | Not later than one year [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		1,760
Lease obligations [member] | 1-3 years [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		483
Other long-term liabilities [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		544
Other long-term liabilities [member] | 1-3 years [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		544
Drilling commitment [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		1,000
Drilling commitment [member] | 1-3 years [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		1,000
Derivative commodity contracts [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		398
Derivative commodity contracts [member] | Not later than one year [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		398
Equipment and facility leases (short-term) [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		21
Equipment and facility leases (short-term) [member] | Not later than one year [member]
Disclosure Of Commitments And Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		$ 21